Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2016
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable and accrued liabilities
13. Accounts payable and accrued liabilities:

	December 31, 2016	December 31, 2015
Trade accounts payable	$70,411	$42,851
Accrued payroll	13,356	3,839
Accrued interest	1,977	1,037
Due to related parties (note 20)	1,191	—
Taxes payable	941	2,014
Other payables	5,369	7,713
	$93,245	$57,454